Mineral Interests, Property and Equipment (Details) - Schedule of mineral interest, property and equipment - CAD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2022		Dec. 31, 2021
Cost
Cost, Beginning Balance		$ 662,553		$ 591,753
Cost, Additions		144,442		70,800
Cost, Ending Balance		806,995		662,553
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance		274		72
Accumulated Depreciation, Depreciation expense		538	[1],[2]	202
Accumulated Depreciation, Ending Balance		812		274
Net Book Value
Net Book Value, Beginning Balance		662,279
Net Book Value, Ending Balance		806,183		662,279
Mineral interests [Member]
Cost
Cost, Beginning Balance		632,005		591,446
Cost, Additions		27,230		40,559
Cost, Ending Balance		659,235		632,005
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance
Accumulated Depreciation, Depreciation expense			[1],[2]
Accumulated Depreciation, Ending Balance
Net Book Value
Net Book Value, Beginning Balance		632,005
Net Book Value, Ending Balance		659,235		632,005
Construction in progress [Member]
Cost
Cost, Beginning Balance		27,061
Cost, Additions		110,817		27,061
Cost, Ending Balance		137,878		27,061
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance
Accumulated Depreciation, Depreciation expense			[1],[2]
Accumulated Depreciation, Ending Balance
Net Book Value
Net Book Value, Beginning Balance		27,061
Net Book Value, Ending Balance		137,878		27,061
Property & equipment [Member]
Cost
Cost, Beginning Balance	[1]	3,080
Cost, Additions	[1]	4,459		3,080
Cost, Ending Balance	[1]	7,539		3,080
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	[1]	117
Accumulated Depreciation, Depreciation expense	[1]	302	[2]	117
Accumulated Depreciation, Ending Balance	[1]	419		117
Net Book Value
Net Book Value, Beginning Balance	[1]	2,963
Net Book Value, Ending Balance	[1]	7,120		2,963
Right-of-use assets [Member]
Cost
Cost, Beginning Balance	[2]	407		307
Cost, Additions	[2]	1,936		100
Cost, Ending Balance	[2]	2,343		407
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	[2]	157		72
Accumulated Depreciation, Depreciation expense	[2]	236	[1]	85
Accumulated Depreciation, Ending Balance	[2]	393		157
Net Book Value
Net Book Value, Beginning Balance	[2]	250
Net Book Value, Ending Balance	[2]	$ 1,950		$ 250

[1]	Depreciation expense related to equipment is capitalized to construction in progress.
[2]	Depreciation expense related to right-of-use assets associated with the KSM construction is capitalized to construction in progress.